S000028760 [Member] Investment Objectives and Goals - S000028760 [Member]	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia Research Enhanced Emerging Economies ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Columbia Research Enhanced Emerging Economies ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Research Enhanced Solactive Emerging Economies Index (the Index).